Loans - Composition of the Loan Portfolio by Internal Risk Rating (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	$ 5,830,035	$ 5,574,881	$ 5,189,650
Loans covered by FDIC loss sharing agreements	187,649	234,036	347,408
Total	6,017,684	5,808,917	5,537,058
Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	5,284,331	5,159,494	4,821,839
Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	384,448	287,723	219,039
Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	156,475	125,830	139,182
Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	4,722	1,659	9,590
Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	59	175	0
Residential real estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	782,544	764,754	727,855
Loans covered by FDIC loss sharing agreements	113,578	127,115	167,835
Total	896,122	891,869	895,690
Residential real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	765,058	747,485	707,859
Residential real estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	5,248	5,320	5,779
Residential real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	11,759	11,290	13,039
Residential real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	428	659	1,178
Residential real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	51	0	0
Commercial Real Estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	2,292,179	2,003,838	1,808,112
Loans covered by FDIC loss sharing agreements	63,268	95,467	150,745
Total	2,355,447	2,099,305	1,958,857
Commercial Real Estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	2,122,618	1,867,866	1,652,694
Commercial Real Estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	105,838	84,132	72,924
Commercial Real Estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	63,540	51,692	78,244
Commercial Real Estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	183	148	4,250
Commercial Real Estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	0	0
Commercial non real estate
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,229,587	1,312,658	1,224,092
Loans covered by FDIC loss sharing agreements	8,925	9,390	28,163
Total	1,238,512	1,322,048	1,252,255
Commercial non real estate | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,093,867	1,218,558	1,144,131
Commercial non real estate | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	96,724	65,628	52,576
Commercial non real estate | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	36,627	27,499	23,538
Commercial non real estate | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	2,369	798	3,847
Commercial non real estate | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	175	0
Agriculture
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,410,408	1,369,549	1,304,217
Loans covered by FDIC loss sharing agreements	1,832	2,004	525
Total	1,412,240	1,371,553	1,304,742
Agriculture | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,188,111	1,202,145	1,192,357
Agriculture | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	176,266	132,262	87,596
Agriculture | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	44,290	35,107	23,963
Agriculture | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1,741	35	301
Agriculture | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	0	0
Consumer
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	79,884	89,839	100,663
Loans covered by FDIC loss sharing agreements	46	60	140
Total	79,930	89,899	100,803
Consumer | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	79,244	89,197	100,087
Consumer | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	372	381	164
Consumer | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	259	242	398
Consumer | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	1	19	14
Consumer | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	8	0	0
Other
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	35,433	34,243	24,711
Loans covered by FDIC loss sharing agreements	0	0	0
Total	35,433	34,243	24,711
Other | Pass
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	35,433	34,243	24,711
Other | Watchlist
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	0	0
Other | Substandard
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	0	0
Other | Doubtful
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	0	0	0
Other | Loss
Financing Receivable, Recorded Investment [Line Items]
Total financing receivables	$ 0	$ 0	$ 0